Investments in Affiliates Accounted for Using the Equity Method - Share of earnings (losses) of affiliates (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2000 item	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item Owner	Dec. 31, 2021 USD ($)
Investments in Affiliates Accounted for Using the Equity Method
Share of earnings (losses) of affiliates, net (note 4)		$ 11,462	$ 15,022	$ 10,659	$ 12,143	$ 28,927	$ 31,008
MLBAM
Investments in Affiliates Accounted for Using the Equity Method
Share of earnings (losses) of affiliates, net (note 4)		$ 10,577	13,103	$ 9,334	10,585	$ 24,386	23,230
Number of owners	30					30
Percentage ownership	3.33%	3.30%		3.30%		3.33%
Excess basis		$ 10,300		$ 10,300		$ 10,300	10,300
BELP
Investments in Affiliates Accounted for Using the Equity Method
Share of earnings (losses) of affiliates, net (note 4)		$ 514	865	$ 711	(461)	$ (1,928)	6,779
Percentage ownership		3.30%		3.30%		3.30%
Term of lag				1 month		1 month
Other
Investments in Affiliates Accounted for Using the Equity Method
Share of earnings (losses) of affiliates, net (note 4)		$ 371	$ 1,054	$ 614	$ 2,019	$ 6,469	$ 999
Percentage ownership		50.00%		50.00%		50.00%
Term of lag				3 months		3 months
Number of joint ventures | item				2		2